UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act File Number 811-09679

                                 Adelante Funds
               (Exact name of Registrant as specified in charter)

                           555 12th Street, Suite 2100
                                Oakland, CA 94607
               (Address of principal executive offices) (Zip code)

                              Constance Dye Shannon
                             UMB Fund Services, Inc.
                        803 West Michigan Street, Suite A
                               Milwaukee, WI 53233

                                    Copy to:
                        Elizabeth Shea Fries, Esq., P.C.
                               Goodwin Procter LLP
                                 Exchange Place
                              Boston, MA 02109-2881
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (510) 986-2100
                                                           --------------

                       Date of fiscal year end: January 31
                                                ----------

                    Date of reporting period: October 31,2007
                                              ---------------

                                    FORM N-Q

ITEM 1.  SCHEDULE OF INVESTMENTS.

Adelante U.S. Real Estate Securities Fund
Schedules of Investments
October 31, 2007 (Unaudited)

                                     ADELANTE U.S. REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

      Number
     of Shares                                                                                                   Value

                     COMMON STOCKS - 96.1%
                     APARTMENTS - 19.7%
            16,800   AvalonBay Communities, Inc.                                                         $         2,060,519
            23,010   BRE Properties, Inc.                                                                          1,260,948
             7,780   Camden Property Trust                                                                           485,083
            29,470   Equity Residential                                                                            1,231,257
             8,660   Essex Property Trust, Inc.                                                                    1,068,904
             6,200   Post Properties, Inc.                                                                           254,200
                                                                                                         -------------------
                                                                                                                   6,360,911
                                                                                                         -------------------

                     DIVERSIFIED/SPECIALTY - 11.5%
             2,350   Alexander's, Inc.*                                                                              944,583
             1,400   Forest City Enterprises, Inc. Class A                                                            79,688
            24,160   Vornado Realty Trust                                                                          2,699,155
                                                                                                         -------------------
                                                                                                                   3,723,426
                                                                                                         -------------------

                     INDUSTRIAL - 10.2%
            18,270   AMB Property Corporation                                                                      1,193,945
            29,280   ProLogis                                                                                      2,100,547
                                                                                                         -------------------
                                                                                                                   3,294,492
                                                                                                         -------------------
                     INDUSTRIAL MIXED - 0.3%
             2,990   Liberty Property Trust                                                                          112,484
                                                                                                         -------------------
                     OFFICE - 22.8%
             6,110   Alexandria Real Estate Equities, Inc.                                                           630,185
             5,900   BioMed Realty Trust, Inc.                                                                       140,951
            13,300   Boston Properties, Inc.                                                                       1,440,922
             8,341   Brandywine Realty Trust                                                                         215,782
            24,475   Brookfield Properties Corporation                                                               611,141
            10,100   Corporate Office Properties Trust                                                               417,433
            36,000   Douglas Emmett, Inc.                                                                            947,160
             4,700   Highwoods Properties, Inc.                                                                      169,012
            13,290   Kilroy Realty Corporation                                                                       864,382
             3,890   Mack-Cali Realty Corporation                                                                    154,005
            12,100   Maguire Properties, Inc.                                                                        329,725
             2,300   Mission West Properties, Inc.                                                                    27,577
            11,540   SL Green Realty Corporation                                                                   1,392,416
                                                                                                         -------------------
                                                                                                                   7,340,691
                                                                                                         -------------------

                                     ADELANTE U.S. REAL ESTATE SECURITIES FUND

OCTOBER 31, 2007 (UNAUDITED)


      Number
     of Shares                                                                                                   Value

                     RETAIL - LOCAL - 8.6%
            22,600   Acadia Realty Trust                                                                  $          598,900
             2,900   Developers Diversified Realty Corporation                                                       146,160
            10,940   Federal Realty Investment Trust                                                                 965,127
             3,540   Kimco Realty Corporation                                                                        146,981
             9,530   Regency Centers Corporation                                                                     681,204
             4,600   Saul Centers, Inc.                                                                              252,172
                                                                                                         -------------------
                                                                                                                   2,790,544
                                                                                                         -------------------
                     RETAIL - REGIONAL - 23.0%
            39,510   General Growth Properties, Inc.                                                               2,147,764
            23,390   Simon Property Group, Inc.                                                                    2,435,132
            20,800   Taubman Centers, Inc.                                                                         1,224,496
            18,690   The Macerich Company                                                                          1,601,920
                                                                                                         -------------------
                                                                                                                   7,409,312
                                                                                                         -------------------
                     TOTAL COMMON STOCKS
                       (Cost $21,589,289)                                                                         31,031,860
                                                                                                         -------------------
                     PREFERRED STOCKS - 1.2%
                     DIVERSIFIED/SPECIALTY - 1.2%
            18,100   Vornado Realty Trust, Series I                                                                  392,408
                                                                                                         -------------------
                     TOTAL PREFERRED STOCKS
                       (Cost $422,635)                                                                               392,408
                                                                                                         -------------------

                                     ADELANTE U.S. REAL ESTATE SECURITIES FUND

OCTOBER 31, 2007 (UNAUDITED)


     Principal
      Amount                                                                                                     Value
                     SHORT TERM INVESTMENT - 2.8%
    $      920,585   Federated Government Obligations Fund I                                              $          920,585
                                                                                                         -------------------
                     TOTAL SHORT TERM INVESTMENT
                       (Cost $920,585)                                                                               920,585
                                                                                                         -------------------

                     TOTAL INVESTMENTS - 100.1%
                       (COST $22,932,509)                                                                         32,344,853
                     LIABILITIES LESS OTHER ASSETS - (0.1) %                                                        (30,822)
                                                                                                         -------------------
                     NET ASSETS - 100.0%                                                                         $32,314,031
                                                                                                         ===================

* non-income producing security

See notes to the Schedule of Investments

       ORGANIZATION

       Adelante Funds (the "Trust") was organized on October 28, 1999 as a Delaware business trust and registered under the Investment Company Act of 1940 as amended, as an open-end management investment company. The Trust currently consists of one investment portfolio: Adelante U.S. Real Estate Securities Fund (the "Fund"). The Fund was formerly known as Lend Lease U.S. Real Estate Securities Fund. The Fund is a non-diversified portfolio of the Trust and is authorized to issue three classes of shares: Class A, Class K and Class Y. The Fund's share classes differ in terms of sales charges, fees and eligibility requirements. The Fund's Class K and Class Y shares commenced operations on February 16, 2000. As of January 31, 2006, the Fund's Class K and Class Y shares are outstanding. Adelante Capital Management LLC is the Fund's investment adviser.

       INVESTMENT VALUATION - In connection with the determination of the Fund's net asset value, securities that are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. If a closing price is not reported, equity securities for which reliable bid quotations are available are valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.

       SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Return of capital distributions from investments will decrease the cost of investment in the investment security and thus may impact unrealized appreciation or depreciation of the investment security.


       FEDERAL INCOME TAX INFORMATION

       At October 31,2007, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:



      Cost of investments                                     $22,993,147
                                                              ===========

      Gross unrealized appreciation                           $10,369,788
      Gross unrealized depreciation                            (1,018,082)
                                                              -----------

      Net unrealized appreciation on investments              $ 9,351,706
                                                              ===========


      The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adelante Funds

By:      /s/Michael A. Torres
    -------------------------------------------------------------------
         Michael A. Torres
         Principal Executive Officer

Date:    December 21, 2007
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Michael A. Torres
    ----------------------------------------------------------------------------
         Michael A. Torres
         Principal Executive Officer

Date:    December 21, 2007
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By:      /s/Mark A. Hoopes
    -------------------------------------------------------------------
         Mark A. Hoopes
         Principal Financial Officer

Date:    December 21, 2007
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                                  EXHIBIT INDEX
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)